Shareholder Report, Line Graph (Details) 190697_Baird Municipal Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2025
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Class Shares | BMQSX
Accumulated Value	$ 11,546	$ 11,244	$ 10,541	$ 11,431	$ 11,085	$ 10,116	$ 10,000	$ 12,091
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Index
Accumulated Value	$ 10,593	$ 10,482	$ 9,852	$ 10,770	$ 10,609	$ 10,084	$ 10,000	$ 11,043